Impairment of non-current assets - Energy transmission and roads (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment of non-current assets
Non-current asset held for sale		$ 209,551
Energy transmission and roads
Impairment of non-current assets
Non-current asset held for sale	$ (42,862)	(98,543)
Property, plant and, equipment	(4,161)	(97,760)	$ (38,821)
Intangibles	1,672	(13,248)	(48,722)
Impairment loss	$ (45,351)	$ (209,551)	$ (87,543)